RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties	Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(21)	(65)	(12)	329	226	475	853	641	(3,072)	(2,087)
Fellow subsidiaries	(29)	(33)	(28)	297	216	194	33	34	(390)	(221)
Joint ventures	(287)	(258)	(183)	76	84	55	5,038	4,812	(1,485)	(1,567)
	(337)	(356)	(223)	702	526	724	5,924	5,487	(4,947)	(3,875)
The Company’s transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	—	—	—	86	86	36	—	—	(1,115)	(1,089)
Subsidiaries	(802)	(641)	(990)	6	7	7	14,243	5,349	—	—
	(802)	(641)	(990)	92	93	43	14,243	5,349	(1,115)	(1,089)